S000019852 [Member] Average Annual Total Returns	12 Months Ended	16 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2000	Dec. 31, 2011	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%			8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%			13.15%	14.29%
Columbia Variable Portfolio - Select Small Cap Value Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	6.44%			8.80%	8.11%
Performance Inception Date		Sep. 15, 1999
Columbia Variable Portfolio - Select Small Cap Value Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	6.59%			8.94%	8.23%
Performance Inception Date			May 03, 2010
Columbia Variable Portfolio - Select Small Cap Value Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	6.30%			8.66%	7.97%
Performance Inception Date			May 03, 2010